Approval of the Financial Statements	12 Months Ended
Dec. 31, 2025
Approval of the Financial Statements [Abstract]
APPROVAL OF THE FINANCIAL STATEMENTS
42.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorized for issue by the board of directors on April 29, 2026.